Cash distributions and earnings per unit	6 Months Ended
Jun. 30, 2021
Cash Distributions And Earnings Per Unit
Cash distributions and earnings per unit

NOTE 16 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

On February 3, 2016, Navios Partners announced that its Board of Directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. In March 2018, the Board determined to reinstate a distribution and any continued distribution will be at the discretion of the Company’s Board of Directors, taking into consideration the terms of its partnership agreement. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The amount of distributions paid under its policy and the decision to make any distribution is determined by the Company’s board of directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There is incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25 per unit	98%	—	2%
First Target Distribution	up to $6.0375 per unit	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625 per unit	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875 per unit	75%	23%	2%
Thereafter	above $7.875 per unit	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375 per unit.

In January 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2019 of $0.30 per unit. The distribution was paid on February 13, 2020 to all unitholders of common units and general partner units of record as of February 11, 2020. The aggregate amount of the declared distribution was $3,365.

In April 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2020 of $0.30 per unit. The distribution was paid on May 14, 2020 to all unitholders of common units and general partner units of record as of May 11, 2020. The aggregate amount of the declared distribution was $3,366.

In July 2020, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2020 of $0.05 per unit. The distribution was paid on August 13, 2020 to all unitholders of common units and general partner units of record as of August 10, 2020. The aggregate amount of the declared distribution was $562.

In January 2021, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2020 of $0.05 per unit. The distribution was paid on February 12, 2021 to all unitholders of common units and general partner units of record as of February 9, 2021. The aggregate amount of the declared distribution was $579.

In April 2021, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2021 of $0.05 per unit. The distribution was paid on May 14, 2021 to all unitholders of common units and general partner units of record as of May 11, 2021. The aggregate amount of the declared distribution was $1,127.

In July 2021, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2021 of $0.05 per unit. The distribution was paid on August 12, 2021 to all unitholders of common units and general partner units of record as of August 9, 2021. The aggregate amount of the declared distribution was $1,384.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during each of the six month periods ended June 30, 2021 and 2020.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30, 2021	June 30, 2020	June 30, 2021	June 30, 2020
Net income / (loss)	$99,913	$(14,641)	$236,592	$(25,365)
Income / (loss) attributable to:
Common unitholders	$97,914	$(14,348)	$231,860	$(24,859)
Weighted average units outstanding basic
Common unitholders	22,653,219	10,847,487	17,041,426	10,846,405
Earnings / (loss) per unit basic:
Common unitholders	$4.32	$(1.32)	$13.61	$(2.29)
Weighted average units outstanding diluted
Common unitholders	22,739,569	10,847,487	17,127,776	10,846,405
Earnings / (loss) per unit diluted:
Common unitholders	$4.31	$(1.32)	$13.54	$(2.29)
Earnings / (loss) per unit distributed basic:
Common unit holders	$0.05	$0.05	$0.10	$0.35
Earnings / (loss) per unit distributed diluted:
Common unitholders	$0.05	$0.05	$0.10	$0.35
Earnings/ (loss) per unit undistributed basic:
Common unitholders	$4.27	$(1.37)	$13.51	$(2.64)
Earnings/ (loss) per unit undistributed diluted:
Common unit holders	$4.26	$(1.37)	$13.44	$(2.64)

Potential common units of 86,350 for the six month periods ended June 30, 2021 are included in the calculation of diluted earnings per unit and 140,191 relating to unvested restricted common units for the six month periods ended June 30, 2020, have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of diluted earnings per unit.